Pension and Post-Retirement Benefit Plans - Additional Information (Detail) $ in Thousands	1 Months Ended		3 Months Ended		12 Months Ended
	Jan. 31, 2018 USD ($)	Apr. 30, 2017 USD ($)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 USD ($)	Dec. 31, 2017 USD ($) Participant	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Cash contribution to pension plan during the period	$ 10,000	$ 10,000
Company contributions			$ 1,900	$ 1,900	$ 7,400	$ 7,100	$ 5,900
Pension plan liabilities			$ 33,300		$ 43,331	40,165
Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Active associates in the pension plan | Participant					2,200
Estimated net actuarial loss that will be amortized from accumulated other comprehensive loss					$ 5,200
Estimated prior service cost that will be amortized from accumulated other comprehensive loss					400
Cash contribution to pension plan during the period					10,000	10,000
Pension plan liabilities					$ 43,331	$ 40,165
Pension Plans [Member] | General Plan Assets [Member] | Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocations for plan assets					45.00%
Pension Plans [Member] | General Plan Assets [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocations for plan assets					36.00%
Pension Plans [Member] | General Plan Assets [Member] | Domestic Real Estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocations for plan assets					9.00%
Pension Plans [Member] | General Plan Assets [Member] | Hedge Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocations for plan assets					10.00%
Pension Plans [Member] | Union Plan Assets [Member] | Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocations for plan assets					17.00%
Pension Plans [Member] | Union Plan Assets [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocations for plan assets					64.00%
Pension Plans [Member] | Union Plan Assets [Member] | Domestic Real Estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocations for plan assets					9.00%
Pension Plans [Member] | Union Plan Assets [Member] | Hedge Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocations for plan assets					10.00%
Essendant Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Cash contribution to pension plan during the period					$ 10,000